DEFERRED INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of deferred income and social contribution taxes

10.1.	Breakdown

	09.30.21	12.31.20
Assets
Tax losses carryforward	2,065,129	2,060,846
Negative calculation basis (social contribution)	773,829	772,283

Temporary differences - Assets
Provisions for tax, civil and labor risks	479,238	458,019
Suspended collection taxes	2,754	1,871
Expected credit losses	180,735	194,977
Impairment on tax credits	56,136	67,900
Provision for other obligations	106,406	115,959
Employees' profit sharing	24,646	86,752
Write-down to net realizable value of inventories	17,461	19,189
Employees' benefits plan	242,815	216,510
Lease basis difference	111,216	86,308
Adjustment to the expcted annual rate	557,112	-
Other temporary differences	21,624	40,028
	4,639,101	4,120,642

Temporary differences - Liabilities
Goodwill amortization basis difference	(292,732)	(320,729)
Depreciation (useful life) basis difference	(871,534)	(851,436)
Business combination (1)	(909,127)	(761,429)
Unrealized gains on derivatives, net	(18,045)	(42,493)
Unrealized fair value gains, net	(32,340)	(39,269)
Other temporary differences	(44,800)	(22,749)
	(2,168,578)	(2,038,105)

Total deferred taxes	2,470,523	2,082,537

Total Assets	2,505,005	2,109,064
Total Liabilities	(34,482)	(26,527)
	2,470,523	2,082,537

(1)	The deferred tax asset on the Sadia business combination was recorded on the amortization difference between the accounting and tax goodwill calculated as of the purchase price allocation date. The deferred tax liability on the Sadia business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.

The roll-forward of deferred income taxes, net, is set forth below:

The roll-forward of deferred income taxes, net, is set forth below:

	09.30.21	12.31.20
Beginning balance	2,082,537	1,830,060
Deferred taxes on profit recognized in income of continuing operations	271,803	172,763
Deferred income taxes recognized in other comprehensive income	116,986	32,070
Deferred taxes on profit recognized in income of discontinued operations	11,468	-
Other (1)	(12,271)	47,644
Ending balance	2,470,523	2,082,537

(1)	Related to the foreign exchange variation effect on the balances in foreign companies.

In estimating the realization of deferred tax credits on tax losses carryforward, Management considers its budget and strategic plans, which were approved by the Board of Directors, adjusted based on the estimates of the main tax additions and exclusions. The recoverability study is reviewed by the Fiscal Council and approved by the Board of Directors. Based on this estimate, Management believes that it is probable that these deferred tax credits will be realized, as presented below:

In estimating the realization of deferred tax credits on tax losses carryforward, Management considers its budget and strategic plans, which were approved by the Board of Directors, adjusted based on the estimates of the main tax additions and exclusions. The recoverability study is reviewed by the Fiscal Council and approved by the Board of Directors. Based on this estimate, Management believes that it is probable that these deferred tax credits will be realized, as presented below:

2021	111,727
2022	140,612
2023	231,408
2024	291,677
2025	335,681
2026 to 2028	1,035,323
2029 onwards	692,530
2,838,958

Schedule of income and social contribution taxes reconciliation

10.3.	Effective income tax rate reconciliation

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep

Income (loss) before taxes - continued operations	(254,478)	(408,263)	307,658	857,188
Nominal tax rate	34%	34%	34%	34%
Benefit (expense) at nominal rate	86,523	138,809	(104,604)	(291,444)
Adjustments to income taxes
Difference of tax rates on results of foreign subsidiaries	3,969	26,062	62,127	1,060,802
Difference of functional currency of foreign subsidiaries	264,645	(25,589)	289,404	1,343,322
Deferred tax assets not recognized (1)	(420,364)	(792,387)	(136,621)	(2,427,841)
Share-based payment	(6,928)	(18,215)	(11,906)	(16,718)
Penalties	(3,690)	(7,012)	367	(5,813)
Investment grant	25,293	59,454	21,441	40,955
Adjustment to the expcted annual rate	38,464	557,112	(216,245)	58,806
Other permanent differences	(4,417)	22,948	7,088	3,277
	(16,505)	(38,818)	(88,949)	(234,654)

Effective rate	-6.5%	-9.5%	28.9%	27.4%

Current tax	5,020	(310,621)	(8,363)	(46,695)
Deferred tax	(21,525)	271,803	(80,586)	(187,959)

(1)	Amount related to the non-recognition of deferred tax on tax losses carryforward in the amount of R$2,330,550, due to limited capacity of realization (note 10.2).

Schedule of income and social contribution taxes reconciliation

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep

Income (loss) before taxes - continued operations	(254,478)	(408,263)	307,658	857,188
Nominal tax rate	34%	34%	34%	34%
Benefit (expense) at nominal rate	86,523	138,809	(104,604)	(291,444)
Adjustments to income taxes
Difference of tax rates on results of foreign subsidiaries	3,969	26,062	62,127	1,060,802
Difference of functional currency of foreign subsidiaries	264,645	(25,589)	289,404	1,343,322
Deferred tax assets not recognized (1)	(420,364)	(792,387)	(136,621)	(2,427,841)
Share-based payment	(6,928)	(18,215)	(11,906)	(16,718)
Penalties	(3,690)	(7,012)	367	(5,813)
Investment grant	25,293	59,454	21,441	40,955
Adjustment to the expcted annual rate	38,464	557,112	(216,245)	58,806
Other permanent differences	(4,417)	22,948	7,088	3,277
	(16,505)	(38,818)	(88,949)	(234,654)

Effective rate	-6.5%	-9.5%	28.9%	27.4%

Current tax	5,020	(310,621)	(8,363)	(46,695)
Deferred tax	(21,525)	271,803	(80,586)	(187,959)

(1)	Amount related to the non-recognition of deferred tax on tax losses carryforward in the amount of R$2,330,550, due to limited capacity of realization (note 10.2).